Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 324,141	$ 112,050
ECL coverage	0.22%	0.21%
Total on- and off-balance sheet	$ 949,904	$ 498,921
Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 305,697	$ 108,249
ECL coverage	0.11%	0.19%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 9,782	$ 6,535
ECL coverage	0.06%	0.05%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 17,107	$ 10,054
ECL coverage	0.09%	0.06%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 26,889	$ 16,589
ECL coverage	0.08%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 77,103	$ 32,126
ECL coverage	0.26%	0.38%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 16,762	$ 7,122
ECL coverage	0.40%	0.47%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 93,865	$ 39,247
ECL coverage	0.29%	0.40%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 86,173	$ 12,919
ECL coverage	0.00%	0.02%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 10,458	$ 9,390
ECL coverage	0.10%	0.07%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4,640	$ 2,459
ECL coverage	0.06%	0.03%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,053
ECL coverage	0.26%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 153
ECL coverage	0.00%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 42,578	$ 15,841
ECL coverage	0.03%	0.09%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 39,887	$ 11,803
ECL coverage	0.07%	0.11%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 184,944	$ 52,412
ECL coverage	0.03%	0.07%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%
Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.16%
Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.04%
Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.09%	0.06%
Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.06%
Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.24%	0.32%
Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.37%	0.43%
Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.26%	0.34%
Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.01%
Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.07%
Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.03%
Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.26%
Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%
Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.09%
Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.09%
Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.06%
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	21.00%
Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
ECL coverage	7.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 315,060	$ 105,258
ECL coverage	0.07%	0.05%
Total on- and off-balance sheet	$ 910,485	$ 474,045
Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 296,616	$ 101,457
ECL coverage	0.08%	0.10%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 9,505	$ 6,296
ECL coverage	0.05%	0.04%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 16,281	$ 9,779
ECL coverage	0.08%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 25,786	$ 16,075
ECL coverage	0.07%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 71,524	$ 28,950
ECL coverage	0.17%	0.18%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 15,868	$ 6,525
ECL coverage	0.29%	0.30%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 87,392	$ 35,475
ECL coverage	0.19%	0.20%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 86,173	$ 12,918
ECL coverage	0.00%	0.01%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 9,932	$ 8,900
ECL coverage	0.08%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4,628	$ 2,459
ECL coverage	0.05%	0.03%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,053
ECL coverage	0.26%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 153
ECL coverage	0.00%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 42,325	$ 14,177
ECL coverage	0.03%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 39,174	$ 11,454
ECL coverage	0.04%	0.08%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 183,438	$ 49,907
ECL coverage	0.02%	0.05%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,456	$ 6,522
ECL coverage	1.14%	1.12%
Total on- and off-balance sheet	$ 33,233	$ 22,418
Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,456	$ 6,522
ECL coverage	1.07%	1.06%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 261	$ 236
ECL coverage	0.27%	0.18%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 826	$ 275
ECL coverage	0.44%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,088	$ 511
ECL coverage	0.40%	0.02%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 5,357	$ 3,013
ECL coverage	1.11%	1.65%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 812	$ 499
ECL coverage	1.96%	2.14%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 6,170	$ 3,513
ECL coverage	1.22%	1.72%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 522	$ 487
ECL coverage	0.35%	0.36%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 13	$ 0
ECL coverage	1.51%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 253	$ 1,664
ECL coverage	1.42%	0.25%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 411	$ 346
ECL coverage	1.11%	0.68%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,199	$ 2,498
ECL coverage	0.85%	0.33%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 519	$ 270
ECL coverage	21.40%	22.42%
Total on- and off-balance sheet	$ 4,408	$ 2,458
Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 519	$ 270
ECL coverage	7.17%	9.80%
Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 15	$ 3
ECL coverage	0.40%	11.83%
Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 15	$ 3
ECL coverage	0.40%	12.88%
Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 157	$ 163
ECL coverage	12.17%	12.63%
Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 80	$ 98
ECL coverage	6.40%	3.04%
Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 236	$ 260
ECL coverage	10.22%	9.03%
Lifetime expected credit losses | Stage 3 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1	$ 1
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4	$ 3
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 263	$ 3
ECL coverage	4.53%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 268	$ 7
ECL coverage	4.86%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 106
ECL coverage	6.75%
Total on- and off-balance sheet	$ 1,777
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 106
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 65
ECL coverage	2.42%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 67
ECL coverage	2.21%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 39
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 39
ECL coverage	0.00%